Quarterly Holdings Report
for
Fidelity Advisor® Value Leaders Fund
July 31, 2024
AVLF-NPRT3-0924
1.804852.120
Common Stocks - 93.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.0%
Entertainment - 3.3%
The Walt Disney Co.	12,509	1,171,968
Media - 4.7%
Comcast Corp. Class A	41,216	1,700,984
TOTAL COMMUNICATION SERVICES		2,872,952
CONSUMER DISCRETIONARY - 4.7%
Diversified Consumer Services - 4.7%
H&R Block, Inc.	28,723	1,664,211
CONSUMER STAPLES - 7.6%
Beverages - 1.6%
Keurig Dr. Pepper, Inc.	16,585	568,534
Food Products - 3.0%
Mondelez International, Inc.	7,707	526,773
Tyson Foods, Inc. Class A	8,632	525,689
		1,052,462
Personal Care Products - 3.0%
Kenvue, Inc.	58,655	1,084,531
TOTAL CONSUMER STAPLES		2,705,527
ENERGY - 10.2%
Oil, Gas & Consumable Fuels - 10.2%
Exxon Mobil Corp.	12,333	1,462,570
Parex Resources, Inc.	49,100	736,509
Shell PLC ADR	19,725	1,444,265
		3,643,344
FINANCIALS - 22.1%
Banks - 16.2%
Bank of America Corp.	37,336	1,505,014
JPMorgan Chase & Co.	8,971	1,909,029
PNC Financial Services Group, Inc.	4,326	783,439
U.S. Bancorp	18,171	815,514
Wells Fargo & Co.	13,064	775,218
		5,788,214
Insurance - 5.9%
Chubb Ltd.	4,005	1,104,018
The Travelers Companies, Inc.	4,648	1,006,013
		2,110,031
TOTAL FINANCIALS		7,898,245
HEALTH CARE - 18.4%
Health Care Providers & Services - 16.5%
Centene Corp. (a)	20,730	1,594,552
Cigna Group	5,115	1,783,447
Elevance Health, Inc.	953	507,025
UnitedHealth Group, Inc.	3,509	2,021,745
		5,906,769
Pharmaceuticals - 1.9%
AstraZeneca PLC sponsored ADR	8,470	670,401
TOTAL HEALTH CARE		6,577,170
INDUSTRIALS - 7.5%
Air Freight & Logistics - 1.0%
FedEx Corp.	1,200	362,700
Building Products - 1.0%
Johnson Controls International PLC	5,100	364,854
Electrical Equipment - 0.9%
Regal Rexnord Corp.	2,000	321,360
Industrial Conglomerates - 1.9%
Siemens AG	3,675	672,882
Machinery - 2.7%
Deere & Co.	2,600	967,148
TOTAL INDUSTRIALS		2,688,944
INFORMATION TECHNOLOGY - 6.6%
IT Services - 3.2%
Amdocs Ltd.	12,794	1,119,091
Software - 3.4%
Gen Digital, Inc.	46,959	1,220,464
TOTAL INFORMATION TECHNOLOGY		2,339,555
MATERIALS - 1.7%
Chemicals - 1.7%
CF Industries Holdings, Inc.	4,000	305,560
Nutrien Ltd.	6,000	307,200
		612,760
UTILITIES - 7.0%
Electric Utilities - 5.6%
Edison International	9,895	791,699
PG&E Corp.	65,788	1,200,631
		1,992,330
Independent Power and Renewable Electricity Producers - 1.4%
The AES Corp.	29,428	523,524
TOTAL UTILITIES		2,515,854
TOTAL COMMON STOCKS (Cost $26,003,344)		33,518,562

Nonconvertible Preferred Stocks - 3.4%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 3.4%
Technology Hardware, Storage & Peripherals - 3.4%
Samsung Electronics Co. Ltd. (Cost $1,018,570)	25,413	1,204,056

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $987,660)	987,463	987,660

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $28,009,574)	35,710,278
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,942
NET ASSETS - 100.0%	35,713,220

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	604,938	6,063,494	5,680,810	29,902	38	-	987,660	0.0%
Total	604,938	6,063,494	5,680,810	29,902	38	-	987,660

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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